UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:12/31/07

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Riley Investment Management LLC
Address:  11100 Santa Monica Blvd., Suite 810
          Los Angeles, CA  90025

Form 13F File Number: 28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gary Suzuki
Title: Authorized Person
Phone:   310 966-1445

Signature, Place, and Date of Signing:

/s/ Gary Suzuki          Los Angeles, CA                        2/12/08
-------------------     ---------------------------------      -----------------
   [Signature]                  [City, State]                        [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File         Number Name
----------------      ----------------------------------------------------------
28-

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                  ----------------------------------------------

Form 13F Information Table Entry Total: 38
                                       -----------------------------------------

Form 13F Information Table Value Total: 216,929
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1          COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7               COLUMN 8
-------------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------------
                     TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER            VOTING AUTHORITY
NAME OF ISSUER        CLASS      CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE       SHARED     NONE

ABRAXAS PETE CORP    COM       003830106       896    232,140                   SOLE                    0    232,140
ALDILA INC           COM NEW   014384200     3,011    183,731                   SOLE              163,208     20,523
AMICAS INC           COM       001712108        84     31,700                   SOLE               31,700          0
APPLIED SIGNAL
TECHNOLOGY INC       COM       038237103       257     18,933                   SOLE                    0     18,933
CHARLOTTE RUSSE
HLDG INC             COM       161048103     7,405    458,544                   SOLE              238,444    220,100
CENTILLIUM
COMMUNICATIONS IN    COM       152319109     5,587  4,858,099                   SOLE            1,944,430  2,913,669
DDI CORP             COM NEW   233162502     8,581  1,524,173                   SOLE              898,491    625,682
DITECH NETWORKS INC  COM       25500T108     1,402    403,962                   SOLE                    0    403,962
EARTHLINK INC        COM       270321102     3,746    529,885                   SOLE              132,855    397,030
ESS TECHNOLOGY INC   COM       269151106     1,780  1,338,644                   SOLE              135,948  1,202,696
EXAR CORP            COM       300645108     3,042    381,693                   SOLE               81,693    300,000
FLIGHT SAFETY TECH
INC NEW              COM NEW   33942T207     1,707    922,755                   SOLE              547,767    374,988
GSI TECHNOLOGY       COM       36241U106       983    385,485                   SOLE               83,285    302,200
HOT TOPIC INC        COM       441339108     1,038    178,300                   SOLE              178,300          0
INFOCUS CORP         COM       45665B106       388    213,100                   SOLE              213,100          0
IOMEGA CORP          COM NEW   462030305    19,236  5,543,552                   SOLE            3,282,420  2,261,132
INTEGRATED SILICON
SOLUTION             COM       45812P107    25,090  3,790,061                   SOLE            2,112,962  1,677,099
ITERIS INC           COM       46564T107    11,536  2,905,828                   SOLE            1,112,568  1,793,260
LCC INTERNATIONAL
INC                  CL A      501810105     5,111  2,839,415                   SOLE            1,521,544  1,317,871
LECROY CORP          COM       52324W109     5,562    575,820                   SOLE              198,059    377,761
LTX CORP             COM       502392103       300     94,237                   SOLE                    0     94,237
MAGNETEK INC         COM       559424106    10,585  2,473,192                   SOLE            1,115,152  1,358,040
MAIR HOLDINGS INC    COM       560635104     5,049  1,090,465                   SOLE              938,038    152,427
MSC SOFTWARE CORP    COM       553531104     8,351    642,894                   SOLE              187,784    455,110
NETMANAGE INC        COM NEW   641144308     2,101    350,147                   SOLE              295,222     54,925
PACIFIC SUNWEAR
CALIF INC            COM       694873100     1,129     80,000                   SOLE               80,000          0
QUALSTAR CORP        COM       74758R109       629    176,170                   SOLE                  391    175,779
REGENT
COMMUNICATIONS
INC DE               COM       758865109     6,298  4,089,883                   SOLE            1,790,099  2,299,784
RAMBUS INC DEL       COM       750917106     4,188    200,000                   SOLE               72,800    127,200
RUBY TUESDAY INC     COM       781182100     4,388    450,000                   SOLE              450,000          0
SILICON STORAGE
TECHNOLOGY I         COM       827057100    14,367  4,804,925                   SOLE            2,116,982  2,687,943
SYS                  COM       785070103     1,371    685,350                   SOLE               15,700    669,650
MANAGEMENT NETWORK
GROUP INC            COM       561693102    11,222  4,250,927                   SOLE            3,417,215    833,712
TRANSMETA CORP DEL   COM       89376R208    10,943    801,109                   SOLE              373,033    428,076
TRANS WORLD ENTMT
CORP                 COM       89336Q100    17,389  3,548,834                   SOLE            2,887,478    661,356
UNITED ONLINE INC    COM       911268100     4,893    414,000                   SOLE               12,460    401,540
WET SEAL INC         CL A      961840105     3,632  1,559,004                   SOLE               65,152  1,493,852
                     COM PAR
ZILOG INC NEW        $0.03     989524301     3,652  1,049,388                   SOLE              281,754    767,634